RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	5 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

On April 12, 2021, the SEC released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Staff Statement”). Specifically, the SEC Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing our warrants. Following the SEC Staff Statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As
	Previously		As
	Reported	Adjustments	Revised
Balance sheet as of October 27, 2020 (audited)
Warrant Liabilities	$—	$17,600,000	$17,600,000
Total Liabilities	9,979,556	17,600,000	27,579,556
Ordinary Shares Subject to Possible Redemption	189,953,340	(17,600,000)	172,353,340
Class A Ordinary Shares	100	176	276
Additional Paid-in Capital	5,045,914	1,129,643	6,175,557
Accumulated Deficit	(46,579)	(1,129,643)	(1,176,398)

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$24,945,850	$24,945,850
Total Liabilities	7,539,900	24,945,850	32,485,750
Ordinary Shares Subject to Possible Redemption	204,477,211	(24,945,841)	179,531,370
Class A Ordinary Shares	108	249	357
Additional Paid-in Capital	5,238,322	7,381,477	12,619,799
Accumulated Deficit	(238,958)	(7,381,735)	(7,620,693)
Shareholders’ Equity	5,000,010	(9)	5,000,001

Statement of Operations for the period from August 20, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$(6,207,183)	$(6,207,183)
Transaction Costs – warrant liabilities	—	(720,885)	(720,885)
Compensation expense - Private Warrants	—	(453,667)	(453,667)
Formation and operating costs	(264,690)	(1,174,552)	(1,439,242)
Net loss	(238,958)	(7,381,735)	(7,620,693)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,172,634	(1,851,093)	18,321,541
Weighted average shares outstanding, basic and diluted Basic and diluted weighted average shares outstanding Non-redeemable common stock	5,744,947	1,019,670	6,764,617
Basic and diluted net loss per non-redeemable common share	(0.05)	(1.08)	(1.13)

	As
	Previously		As
	Reported	Adjustments	Restated
Statement of Cash Flows for the period from August 20, 2020 (inception) through December 31, 2020 (audited)
Net loss	(238,958)	(7,381,735)	(7,620,693)
Change in fair value of warrant liabilities	—	6,207,183	6,207,183
Allocation of IPO costs to warrant liabilities	—	720,885	720,885
Compensation expense - Private Warrants	—	453,667	453,667
Initial classification of Class A Ordinary Shares subject to possible redemption	204,669,590	(18,738,660)	185,930,930
Change in value of Class A Ordinary Shares subject to possible redemption	(192,379)	(6,207,181)	(6,399,560)
Initial classification of warrant liabilities	—	18,738,667	18,738,667